SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Key Financial Information by Reportable Segment
Key financial information by reportable segment for the year ended December 31, 2014 was as follows, there is no information presented for the year ended 2013 as there were no material activities related to the Patent Utility in fiscal 2013:

	(dollar amounts presented in millions)
	Litigation and Enforcement	Patent Utility	Corporate	Total
Net revenue	$2.1	$—	$—	$2.1
Expenses	(6.5)	(2.5)	(8.7)	(17.7)
Operating Loss	(4.4)	(2.5)	(8.7)	(15.6)
Net Loss	$(4.4)	$(2.5)	(8.7)	$(15.6)